Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Material Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
	% per annum	Mainly % per annum
Office furniture and equipment	6-33	33
Photovoltaic plants in Spain	5	5
Biogas plants in the Netherlands	8	8
Leasehold improvements	Over the shorter of the lease period or the life of the asset	7